SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
MATTEL, INC. PERSONAL INVESTMENT PLAN
EIN: 95-1567322 PN: 002
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
At December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost **	(e) Current Value
	Common and Commingled Trust Funds
*	Arrowstreet International Equity ACWI ex US CIT Class A	Common and Commingled Trust Funds		$56,638,000
*	BlackRock LifePath® Index 2030 Fund O	Common and Commingled Trust Funds		71,929,000
*	BlackRock LifePath® Index 2035 Fund O	Common and Commingled Trust Funds		21,598,000
*	BlackRock LifePath® Index 2040 Fund O	Common and Commingled Trust Funds		135,421,000
*	BlackRock LifePath® Index 2045 Fund O	Common and Commingled Trust Funds		21,152,000
*	BlackRock LifePath® Index 2050 Fund O	Common and Commingled Trust Funds		49,306,000
*	BlackRock LifePath® Index 2055 Fund O	Common and Commingled Trust Funds		24,906,000
*	BlackRock LifePath® Index 2060 Fund O	Common and Commingled Trust Funds		22,287,000
*	BlackRock LifePath® Index 2065 Fund O	Common and Commingled Trust Funds		4,362,000
*	BlackRock LifePath® Index Retirement Fund O	Common and Commingled Trust Funds		49,581,000
*	BlackRock Bond Index Fund	Common and Commingled Trust Funds		56,456,000
*	BlackRock Extended Market Index Fund	Common and Commingled Trust Funds		79,899,000
*	BlackRock Non-U.S. Equity Index Fund	Common and Commingled Trust Funds		81,217,000
*	SMID Cap Research Equity (Series 4) Portfolio	Common and Commingled Trust Funds		62,986,000
*	BlackRock S&P 500 Equity Index Fund	Common and Commingled Trust Funds		501,190,000
	Total			1,238,928,000

	Common Stock
*	Mattel Inc	Common Stock		11,257,000

	Mutual Funds
*	PIMCO Income Fund Institutional Class	Mutual Funds		40,059,000
*	Fidelity® Strategic Real Return Fund Class K6	Mutual Funds		5,737,000
*	Vanguard Federal Money Market Fund	Mutual Funds		3,494,000
*	Fidelity Investments Money Market Government Portfolio - Class I	Mutual Funds		570,000
	Total			49,860,000

	Synthetic Guaranteed Investment Contracts
	Principal Life Insurance Wrap (Contract #GA8-9578)
*	Morley Blended Stable Value	2.84%, No Due Date		25,103,000

	Prudential Insurance Wrap (Contract #GA-62237)
*	Morley Blended Stable Value	2.48%, No Due Date		6,431,000
	Prudential Core Conservative Intermediate Bond Fund	2.48%, No Due Date		22,465,000
	Total			28,896,000

	Transamerica Premier Life Wrap-Multi Asset (Contract #MDA00450TR)
*	Morley Income Fund III	2.98%, No Due Date		30,007,000

	Metropolitan Tower Life Insurance Co (Contract #GAC38178)	2.94%, No Due Date		21,497,000

	State Street Government Short Term Investment Fund	Guaranteed Investment Contracts		3,470,000

	Total Investments			$1,409,018,000

*	Notes Receivable from Participants	Interest rates: 4.25% - 9.50% Maturity dates: 1/09/2026 - 12/18/2040		$6,932,000

*	Party-in-interest
**	Cost is not required to be disclosed for participant directed investments.